Assets and Liabilities Held For Sale (Disposal Group) - Additional Information (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure of financial assets [line items]
Accumulated other comprehensive income held for sale	₩ 291,363
LG Display (China) Co., Ltd. [member]
Disclosure of financial assets [line items]
Percentage of Equity Investment Held for Sale	80.00%
LG Display Guangzhou Co., Ltd. [member]
Disclosure of financial assets [line items]
Percentage of Equity Investment Held for Sale	100.00%